UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Institutional Preferred Money Market Fund

SEMIANNUAL REPORT September 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Money Market Fund covers the six-month period ended September 30, 2016. During the reporting period, the fund’s Hamilton shares produced an annualized yield of 0.29%, and its Institutional shares produced an annualized yield of 0.35%. Taking into account the effects of compounding, the fund’s Hamilton and Institutional shares also produced annualized effective yields of 0.29% and 0.35%, respectively, for the same period.1

Low inflation, sluggish U.S. economic growth, and international economic instability prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged over the reporting period, and money market yields generally remained low.

U.S. Economy Grew Slowly Despite Job Gains

The reporting period began in the midst of generally positive economic data, including a stabilizing international economic environment and a rebound in previously depressed commodity prices. In the United States, the labor market remained relatively robust despite a variety of macroeconomic headwinds during the first quarter of 2016, and manufacturing activity expanded for the first time in six months.

April saw the addition of another 144,000 new jobs, and the unemployment rate stayed at 5.0%. Manufacturing and utility output advanced strongly, as did retail sales, housing starts, and median home prices. Inflation accelerated in April at a 4.8% annualized rate, reflecting the sharp recovery in energy prices. Economic data proved mixed in May. Only 24,000 new jobs were created during the month. While the unemployment rate declined to 4.7%, the reduction was attributed to workers leaving the labor force. Housing starts and sales also moderated. On the other hand, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a more moderate 2.4% annualized rate as fuel prices continued to rebound.

Global investors became more cautious in June amid uncertainty ahead of a referendum to decide United Kingdom’s membership in the European Union. Stocks and bonds experienced heightened turmoil when British citizens voted to leave the E.U., but financial markets bounced back relatively quickly. Meanwhile, an unexpectedly robust 271,000 jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The manufacturing and services sectors continued to expand during the month. Nonetheless, the U.S. Department of Commerce reported that GDP grew at a mild 1.4% annualized rate over the second quarter of 2016.

Robust job growth continued in July with the addition of 252,000 more positions, and the unemployment rate remained unchanged. Average hourly earnings increased to 2.6% above year-ago levels while the personal savings rate declined. The manufacturing and services sectors

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continued to expand, albeit at slower rates than in June. August brought some disappointing economic news, including a decline in new job creation to 167,000 positions while the unemployment rate stayed at 4.9%. Activity in the manufacturing and service sectors declined, with the manufacturing index contracting after five consecutive months of expansion. Retail sales and housing starts also moderated.

In September, 156,000 new jobs were added and the unemployment rate ticked higher to 5.0%. The manufacturing sector of the economy expanded in the wake of August’s mild contraction, and the service sector grew for the 80 consecutive month, driven by gains reported by all 14 industries measured by the Non-Manufacturing ISM Report on Business. On the other hand, consumer confidence fell to its lowest level in a year. Housing starts fell in September for the second straight month, but an increase in building permits for new construction suggested that the decline would be temporary.

Gradual and Modest Rate Hikes Still Expected

U.S. monetary policymakers have refrained from implementing any additional rate hikes since December 2015. After its meeting in September, the Federal Open Market Committee said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect the Fed to implement at least one rate hike before the end of 2016, any increases are likely to be modest.

In light of the likelihood of an upcoming short-term rate hike and the implementation of regulatory reforms on money market funds on October 14, we recently set the fund’s weighted average maturity in a range that is modestly shorter than industry averages. As always, we have maintained our focus on quality and liquidity.

An investment in Dreyfus Institutional Preferred Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. During the period, the fund sought to preserve the value of your investment at $1.00 per share; however, effective October 10, 2016, the fund moved to a "floating" net asset value ("NAV"), meaning that the NAV fluctuates with changes in the values of the fund's portfolio securities. It is possible to lose money by investing in the fund. Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. The Dreyfus Corporation (“Dreyfus”) has undertaken to limit fund expenses to maintain the minimum yield floor limit: .01 of 1%. Such expense limitations may fluctuate daily, and are voluntary and temporary, not contractual, and may be terminated by Dreyfus at any time without notice. Yields provided reflect the absorption of fund expenses by Dreyfus.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
October 17, 2016

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UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from April 1, 2016 to September 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2016
	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$ .50	$ .80
Ending value (after expenses)	$ 1,001.70	$ 1,001.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2016
	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$ .51	$ .81
Ending value (after expenses)	$ 1,024.57	$ 1,024.27

† Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Shares and .16% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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STATEMENT OF INVESTMENTS

September 30, 2016 (Unaudited)

Negotiable Bank Certificates of Deposit - 7.4%	Principal Amount ($)		Value ($)
DZ Bank AG (Yankee)
0.94%, 12/2/16	80,000,000		80,000,000
Norinchukin Bank/NY (Yankee)
0.92%, 12/7/16	80,000,000		80,000,000
Total Negotiable Bank Certificates of Deposit (cost $160,000,000)			160,000,000
Commercial Paper - 18.6%

BNP Paribas New York
0.28%, 10/3/16	100,000,000		99,998,445
Credit Suisse New York
0.97%, 12/9/16	40,000,000		39,925,633
DBS Bank Ltd./Singapore
0.91%, 12/1/16	80,000,000	[a]	79,876,644
DnB Bank
0.33%, 10/7/16	100,000,000	[a]	99,994,500
United Overseas Bank Ltd.
0.85%, 12/1/16	80,000,000	[a]	79,884,778
Total Commercial Paper (cost $399,680,000)			399,680,000
Asset-Backed Commercial Paper - 10.2%

Atlantic Asset Securitization LLC
1.00%, 12/7/16	40,000,000	[a]	39,925,556
Cancara Asset Securitization
0.58%, 10/3/16	60,000,000	[a]	59,998,067
Collateralized Commercial Paper II Co., LLC
1.00%, 11/28/16	80,000,000	[a]	79,871,111
LMA Americas LLC
1.03%, 12/2/16	40,000,000	[a]	39,929,044
Total Asset-Backed Commercial Paper (cost $219,723,778)			219,723,778
Time Deposits - 37.2%

Australia and New Zealand Banking Group (Grand Cayman)
0.29%, 10/3/16	100,000,000		100,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.26%, 10/3/16	100,000,000		100,000,000
Natixis New York (Grand Cayman)
0.30%, 10/3/16	100,000,000		100,000,000
Nordea Bank Finland
0.28%, 10/3/16	100,000,000		100,000,000
Royal Bank of Canada (Toronto)
0.30%, 10/3/16	100,000,000		100,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.29%, 10/3/16	100,000,000		100,000,000

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STATEMENT OF INVESTMENTS (Unaudited) (continued)

Time Deposits - 37.2% (continued)	Principal Amount ($)	Value ($)
Svenska Handelsbanken (Grand Cayman)
0.26%, 10/3/16	100,000,000	100,000,000
Swedbank
0.26%, 10/3/16	100,000,000	100,000,000
Total Time Deposits (cost $800,000,000)		800,000,000
Repurchase Agreements - 10.2%

ABN AMRO Bank
0.46%, dated 9/30/16, due 10/3/16 in the amount of $70,002,683 (fully collateralized by $64,751,253 U.S. Treasuries (including strips), 1.13%-3%, due 2/15/19-11/15/45, value $71,400,026)	70,000,000	70,000,000
Bank of Nova Scotia
0.45%, dated 9/30/16, due 10/3/16 in the amount of $150,005,625 (fully collateralized by $140,548,800 U.S. Treasuries (including strips), 0.13%-6.25%, due 12/15/16-5/15/45, value $153,000,007)	150,000,000	150,000,000
Total Repurchase Agreements (cost $220,000,000)		220,000,000
Total Investments (cost $1,799,403,778)	83.6%	1,799,403,778
Cash and Receivables (Net)	16.4%	352,339,310
Net Assets	100.0%	2,151,743,088

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to $479,479,700 or 22.28% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	63.2
Repurchase Agreements	10.2
Asset-Backed/Banking	5.6
Asset-Backed/Multi-Seller Programs	4.6
83.6

† Based on net assets.

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $220,000,000)—Note 1(b)	1,799,403,778	1,799,403,778
Cash		352,762,240
Interest receivable		139,169
		2,152,305,187
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		112,621
Payable for shares of Beneficial Interest redeemed		449,478
		562,099
Net Assets ($)		2,151,743,088
Composition of Net Assets ($):
Paid-in capital		2,151,735,415
Accumulated net realized gain (loss) on investments		7,673
Net Assets ($)		2,151,743,088

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	2,147,081,052	4,662,036
Shares Outstanding	2,147,073,544	4,661,871
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

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STATEMENT OF OPERATIONS
Six Months Ended September 30, 2016 (Unaudited)

Investment Income ($):
Interest Income	6,029,145
Expenses:
Management fee—Note 2(a)	1,358,080
Trustees’ fees—Note 2(a,c)	40,961
Service Plan fees—Note 2(b)	30,460
Legal fees—Note 2(a)	29,722
Total Expenses	1,459,223
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(40,961)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(29,722)
Net Expenses	1,388,540
Investment Income—Net	4,640,605
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4,140
Net Increase in Net Assets Resulting from Operations	4,644,745

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Operations ($):
Investment income—net	4,640,605	4,674,016
Net realized gain (loss) on investments	4,140	3,533
Net Increase (Decrease) in Net Assets Resulting from Operations	4,644,745	4,677,549
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(4,500,774)	(4,755,856)
Hamilton Shares	(139,831)	(159,900)
Total Dividends	(4,640,605)	(4,915,756)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	13,237,127,770	28,218,457,781
Hamilton Shares	318,028,203	2,011,862,677
Dividends reinvested:
Institutional Shares	3,532,311	3,470,909
Hamilton Shares	138,992	159,550
Cost of shares redeemed:
Institutional Shares	(14,620,232,761)	(30,889,325,531)
Hamilton Shares	(492,309,346)	(2,186,707,934)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(1,553,714,831)	(2,842,082,548)
Total Increase (Decrease) in Net Assets	(1,553,710,691)	(2,842,320,755)
Net Assets ($):
Beginning of Period	3,705,453,779	6,547,774,534
End of Period	2,151,743,088	3,705,453,779

See notes to financial statements.

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FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended		Year Ended March 31,
September 30, 2016
Institutional Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.001	.001	.001	.001	.001
Distributions:
Dividends from investment income—net	(.002)	(.001)	(.001)	(.001)	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17[a]	.14	.07	.07	.15	.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11[b]	.10	.10	.10	.10	.10
Ratio of net expenses to average net assets	.10[b]	.10	.10	.10	.10	.10
Ratio of net investment income to average net assets	.34[b]	.13	.07	.07	.15	.15
Net Assets, end of period ($ x 1,000)	2,147,081	3,526,652	6,194,271	6,290,242	8,607,593	9,396,853

a Annualized
b Not annualized.

See notes to financial statements.

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	Six Months Ended	Year Ended March 31,
	September 30, 2016
Hamilton Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.001	.000[a]	.000[a]	.001	.001
Distributions:
Dividends from investment income—net	(.001)	(.001)	(.000)[a]	(.000)[a]	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.14[b]	.08	.01	.01	.09	.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17[c]	.16	.16	.16	.16	.16
Ratio of net expenses to average net assets	.16[c]	.16	.16	.16	.16	.16
Ratio of net investment income to average net assets	.28[c]	.06	.01	.01	.09	.09
Net Assets, end of period ($ x 1,000)	4,662	178,801	353,503	519,926	579,092	1,579,813

a Amount represents less than $.001 per share.
b Annualized.
c Not annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares and Hamilton shares. Institutional shares and Hamilton shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

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The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,799,403,778
Level 3 - Significant Unobservable Inputs	-
Total	1,799,403,778

† See Statement of Investments for additional detailed categorizations.

At September 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net

14

realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, Dreyfus has agreed to pay all of the fund’s expenses except for the management fee, Service Plan fees, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended September 30, 2016, fees reimbursed by Dreyfus amounted to $70,683.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Hamilton shares pay the Distributor at the annual rate of .06% of the value of Hamilton shares average daily net assets for distributing Hamilton shares, for advertising and marketing relating to Hamilton shares and for

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

providing certain services to shareholders of Hamilton shares. The services provided include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2016, Hamilton shares were charged $30,460 pursuant to the Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $116,442 and Service Plan fees $367, which are offset against an expense reimbursement currently in effect in the amount of $4,188.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

In 2014, the SEC adopted amendments to the rule that governs the operations of money market funds. The deadline for compliance with such amendments was October 14, 2016. The fund is classified as an institutional prime money market fund and, as such, was required to move to a “floating” net asset value (“NAV”) based on the market value of the fund’s portfolio securities on or before October 14, 2016. Accordingly, on October 10, 2016, the fund moved to a floating NAV, calculated to four decimals. In addition, effective October 14, 2016, the amended rule permits, or in certain circumstances, requires the fund to impose liquidity fees on redemptions, and permits the fund to suspend redemptions for up to 10 business days in any 90-day period, if the fund’s liquidity falls below required minimums.

NOTE 4—Plan of Reorganization:

On April 7, 2016, the Board approved, effective October 4, 2016, the merger of Dreyfus Institutional Cash Advantage Fund and the fund. The merger is expected to qualify as a tax free reorganization of investment companies.

In connection with the above referenced merger, the Board approved the following: (i) the establishment and registration of two new share classes, designated Administrative shares and Participant shares; (ii) a proposal to expand the fund’s permissible investments to include dollar-denominated obligations issued or guaranteed by one or more foreign governments or

16

any of their political subdivisions; and (iii) a proposal to lower the initial minimum investment for Hamilton shares to $250 million.

17

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its

18

analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or within four basis points of the Performance Group median and above the Performance Universe median for the various periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (lowest total expenses in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and

20

other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus Institutional Preferred Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0194SA0916

Dreyfus Institutional Preferred Government Plus Money Market Fund

SEMIANNUAL REPORT September 30, 2016

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Preferred Government Plus Money Market Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Preferred Government Plus Money Market Fund covers the six-month period ended September 30, 2016. During the reporting period, the fund produced an annualized yield of 0.33%. Taking into account the effects of compounding, the fund also produced an annualized effective yield of 0.33%.1

Low inflation, sluggish U.S. economic growth, and international economic instability prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged over the reporting period, and money market yields generally remained low.

Effective August 1, 2016, the name of the fund was changed from Dreyfus Institutional Preferred Plus Money Market Fund to Dreyfus Institutional Preferred Government Plus Money Market Fund and the fund began investing at least 99.5% of its total assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

U.S. Economy Grew Slowly Despite Job Gains

The reporting period began in the midst of generally positive economic data, including a stabilizing international economic environment and a rebound in previously depressed commodity prices. In the United States, the labor market remained relatively robust despite a variety of macroeconomic headwinds during the first quarter of 2016, and manufacturing activity expanded for the first time in six months.

April saw the addition of another 144,000 new jobs, and the unemployment rate stayed at 5.0%. Manufacturing and utility output advanced strongly, as did retail sales, housing starts, and median home prices. Inflation accelerated in April at a 4.8% annualized rate, reflecting the sharp recovery in energy prices. Economic data proved mixed in May. Only 24,000 new jobs were created during the month. While the unemployment rate declined to 4.7%, the reduction was attributed to workers leaving the labor force. Housing starts and sales also moderated. On the other hand, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a more moderate 2.4% annualized rate as fuel prices continued to rebound.

Global investors became more cautious in June amid uncertainty ahead of a referendum to decide the United Kingdom’s membership in the European Union. Stocks and bonds experienced heightened turmoil when British citizens voted to leave the E.U., but financial markets bounced back relatively quickly. Meanwhile, an unexpectedly robust 271,000 jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The manufacturing and services sectors continued to expand during

2

the month. Nonetheless, the U.S. Department of Commerce reported that GDP grew at a mild 1.4% annualized rate over the second quarter of 2016.

Robust job growth continued in July with the addition of 252,000 more positions, and the unemployment rate remained unchanged. Average hourly earnings increased to 2.6% above year-ago levels while the personal savings rate declined. The manufacturing and services sectors continued to expand, albeit at slower rates than in June. August brought some disappointing economic news, including a decline in new job creation to 167,000 positions while the unemployment rate stayed at 4.9%. Activity in the manufacturing and service sectors declined, with the manufacturing index contracting after five consecutive months of expansion. Retail sales and housing starts also moderated.

In September, 156,000 new jobs were added and the unemployment rate ticked higher to 5.0%. The manufacturing sector of the economy expanded in the wake of August’s mild contraction, and the service sector grew for the 80 consecutive month, driven by gains reported by all 14 industries measured by the Non-Manufacturing ISM Report on Business. On the other hand, consumer confidence fell to its lowest level in a year. Housing starts fell in September for the second straight month, but an increase in building permits for new construction suggested that the decline would be temporary.

Gradual and Modest Rate Hikes Still Expected

U.S. monetary policymakers have refrained from implementing any additional rate hikes since December 2015. After its meeting in September, the Federal Open Market Committee said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect the Fed to implement at least one rate hike before the end of 2016, any increases are likely to be modest.

In light of the likelihood of an upcoming short-term rate hike and the implementation of regulatory reforms on money market funds on October 14, we recently set the fund’s weighted average maturity in a range that is modestly shorter than industry averages. As always, we have maintained our focus on quality and liquidity.

An investment in Dreyfus Institutional Preferred Government Plus Money Market Fund (the “fund”) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
October 17, 2016

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Government Plus Money Market Fund from April 1, 2016 to September 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2016

Expenses paid per $1,000†	$.00
Ending value (after expenses)	$1,001.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2016

Expenses paid per $1,000†	$00
Ending value (after expenses)	$1,025.07

† Expenses are equal to the fund’s annualized expense ratio of .00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
September 30, 2016 (Unaudited)

U.S. Government Agencies - 57.9%	Principal Amount ($)	Value ($)
Federal Home Loan Bank
0.20% - 0.38%, 10/3/16 - 12/2/16	721,828,000	721,729,090
Tennessee Valley Authority
0.16%, 10/11/16	85,000,000	84,996,222
Total U.S. Government Agencies (cost $806,725,312)		806,725,312
U.S. Treasury Bills - 21.5%

0.25% - 0.29%, 10/13/16 - 11/17/16
(cost $299,916,111)	300,000,000	299,916,111
U.S. Treasury Notes - 10.8%

0.30% - 0.31%, 10/31/16
(cost $150,033,323)	150,000,000	150,033,323
Repurchase Agreement - 9.8%

ABN AMRO Bank

0.47%, dated 9/30/16, due 10/3/16 in the amount
of $137,005,366 (fully collateralized by
$201,983,516 Agency Mortgage-Backed Securities,
Interest Only, due 4/20/39-6/20/46, value
$116,297,162 and $23,011,584 U.S. Treasuries
(including strips), 1.50%-1.88%, due 2/28/19
-6/30/20, value $23,442,844)

(cost $137,000,000)	137,000,000	137,000,000
Total Investments (cost $1,393,674,746)	100.0%	1,393,674,746
Cash and Receivables (Net)	.0%	125,997
Net Assets	100.0%	1,393,800,743

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	51.8
U.S. Treasury Bills	21.5
U.S. Treasury Notes	10.8
Repurchase Agreement	9.8
Tennessee Valley Authority	6.1
100.0

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $137,000,000)—Note 1(b)	1,393,674,746	1,393,674,746
	Interest receivable	367,957
	Due from The Dreyfus Corporation—Note 2(b)	2,961
		1,394,045,664
	Liabilities ($):
	Cash overdraft due to Custodian	244,921
		244,921
	Net Assets ($)	1,393,800,743
	Composition of Net Assets ($):
	Paid-in capital	1,393,806,715
	Accumulated net realized gain (loss) on investments	(5,972)
	Net Assets ($)	1,393,800,743
	Shares Outstanding
	(unlimited number of $.001 par value shares of Beneficial Interest authorized)	1,393,806,715
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2016 (Unaudited)

Investment Income ($):
Interest Income	2,436,084
Expenses:
Management fee—Note 2(a)	748,687
Trustees’ fees—Note 2(a,c)	20,298
Legal fees—Note 2(a)	9,048
Total Expenses	778,033
Less—reduction in expenses due to undertaking—Note 2(a)	(748,687)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(20,298)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(9,048)
Net Expenses	-
Investment Income—Net	2,436,084
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(400)
Net Increase in Net Assets Resulting from Operations	2,435,684

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Operations ($):
Investment income—net	2,436,084	2,304,521
Net realized gain (loss) on investments	(400)	(5,044)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,435,684	2,299,477
Dividends to Shareholders from ($):
Investment income—net	(2,436,084)	(2,304,521)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	2,422,662,730	9,239,959,485
Cost of shares redeemed	(2,914,235,696)	(9,045,806,791)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(491,572,966)	194,152,694
Total Increase (Decrease) in Net Assets	(491,573,366)	194,147,650
Net Assets ($):
Beginning of Period	1,885,374,109	1,691,226,459
End of Period	1,393,800,743	1,885,374,109

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2016		Year Ended March 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.002	.001	.001	.001	.001
Distributions:
Dividends from investment income—net	(.000)[a]	(.002)	(.001)	(.001)	(.001)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17[b]	.16	.09	.08	.11	.08
Ratio of total expenses to average net assets	.10[c]	.10	.10	.10	.10	.10
Ratio of net expenses to average net assets	.00[c]	.00	.00	.00	.00	.00
Ratio of net investment income to average net assets	.33[c]	.16	.09	.08	.11	.08
Net Assets, end of period ($ x 1,000)	1,393,801	1,885,374	1,691,226	1,261,122	1,196,929	1,311,439

a Amount represents less than $.001 per share.
b Not annualized.
c Annualized.

See notes to financial statements.

9

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Government Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At September 30, 2016, all of the fund’s outstanding shares were held by other Dreyfus funds. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company’s Board of Trustees (the ‘Board”) approved, effective August 1, 2016, a proposal to change the name of “Dreyfus Institutional Preferred Plus Money Market Fund” to “Dreyfus Institutional Preferred Government Plus Money Market Fund”.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

10

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,393,674,746
Level 3 - Significant Unobservable Inputs	-
Total	1,393,674,746

† See Statement of Investments for additional detailed categorizations.

At September 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net

12

realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $5,572 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2016. These short-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2016 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Pursuant to the management agreement, Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage commissions, Trustees’ fees, fees and expenses of independent counsel of the fund and

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended September 30, 2016, fees reimbursed by Dreyfus amounted to $29,346.

Dreyfus had undertaken, from April 1, 2016 through September 30, 2016 to waive its management fee. The reduction in management fees, pursuant to the undertaking, amounted to $748,687 during the period ended September 30, 2016. The waiver is voluntary and not contractual, and can be terminated at any time.

(b) The components of “Due from The Dreyfus Corporation” in the Statement of Assets and Liabilities consist of: management fees $115,990, which are offset against an expense reimbursement currently in effect in the amount of $118,951.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

In 2014, the SEC adopted amendments to the rule that governs the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “government money market fund” as that term is defined in the amended rule. As a Government Money Market Fund, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund invests at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or it agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.

14

PROXY RESULTS (Unaudited)

A special meeting of the fund’s shareholders was held on July 15, 2016. The proposals considered at the meeting and the results were as follows:

	Shares
	For	Against	Abstain
To approve revising the fund’s fundamental investment restriction regarding industry concentration to remove the current requirement that the fund, under normal market conditions, invest at least 25% of its assets in securities issued by banks.	1,355,234,826	-	-

15

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its

16

analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking in the first quartile of the Performance Group and Performance Universe for all periods except for the ten-year period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was the lowest in the Expense Group and the fund’s actual management fee (which was zero) and total expenses (which were zero) were the lowest in the Expense Group and Expense Universe.

The Board also considered the current fee waiver arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The

17

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year

18

relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

19

NOTES

20

NOTES

21

For More Information

Dreyfus Institutional Preferred Government Plus Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investment Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Access Dreyfus Investment Division at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0286SA0916

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                   /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:  November 29, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:  November 29, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)